Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 129,328	$ 50,426	$ 37,763	$ 45,761
Borrowings Repayable within one year	(35,974)	(14,007)
Borrowings Repayable after one year	(63,340)	(67,279)
Net Debt	30,014	(30,860)
Gross debt	(89,478)	(81,286)
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	(49,414)	(33,060)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	$ (49,900)	$ (48,226)